Segment disclosure (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 392,599	$ 490,472
Percentage of net interests from North America located in Canada and the United States	96.00%	97.00%
One royalty interest [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interest revenue	$ 61,100	$ 58,500
Percentage of entity's revenue	44.00%	46.00%
Precious metals
Disclosure of operating segments [line items]
Percentage of entity's revenue	94.00%	96.00%
Precious metals | Excluding offtakes
Disclosure of operating segments [line items]
Percentage of entity's revenue	84.00%	85.00%
Diamonds
Disclosure of operating segments [line items]
Percentage of entity's revenue	5.00%	3.00%
Diamonds | Excluding offtakes
Disclosure of operating segments [line items]
Percentage of entity's revenue	13.00%	11.00%
North American revenues from Canada and the United States
Disclosure of operating segments [line items]
Percentage of entity's revenue	89.00%	94.00%